Condensed Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenues
Revenues	$ 143,030	$ 176,813
Gain (loss) on risk management contracts	(94,633)	5,248
Gross profit	48,397	182,061
Expenses
Diluent expense	60,233	73,994
Transportation and marketing	12,402	14,185
Operating expenses	35,747	37,929
General and administrative	5,394	9,407
Stock-based compensation	68	1,252
Financing and interest	1,683	12,280
Depletion and depreciation	20,736	21,617
Exploration expenses	887	734
Other income	(998)	(670)
Loss (gain) on revaluation of warrants	5,487	(7,996)
Foreign exchange gain	(56)	(44)
Total expenses	141,583	162,688
Net income (loss) before taxes	(93,186)	19,373
Income tax (expense) recovery	20,184	(3,210)
Net income (loss) and comprehensive income (loss)	$ (73,002)	$ 16,163
Net income (loss) per share
Basic (in Dollars per share)	$ (0.58)	$ 0.23
Diluted (in Dollars per share)	$ (0.58)	$ 0.23
Oil sales
Revenues
Revenues	$ 147,313	$ 183,637
Royalties
Revenues
Revenues	$ (4,283)	$ (6,824)